Accrued Liabilities	12 Months Ended
Oct. 31, 2012
Accrued Liabilities Disclosure [Text Block]

5.         ACCRUED LIABILITIES

Accrued liabilities consist of the following as of:

	October 31,
	2012	2011

Accrued professional fees	$ 164,075	$ 40,000
Accrued payroll and related expenses	103,451	31,043
Interest	8,000	-
Accrued other	55,090	14,735
Accrued laibilities, Total	$ 330,616	$ 85,778